Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2021
Brilliant Acquisition Corp [Member]
Restatement of Previously Issued Financial Statements [Line Items]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company had previously not accounted for extension deposits as ordinary shares subject to possible redemption. On August 4, 2022, in connection with the preparation of the Company’s financial statements as of June 30, 2022, the Company’s management concluded that extension deposits should be reclassified from retained earnings (accumulated deficit) to ordinary shares subject to possible redemption.

The Company also concluded that it is appropriate to restate the Company’s previously issued audited balance sheet as of December 31, 2021, reported on Form 10-K and previously issued financial statements for the periods ending June 30, 2021, September 30, 2021, reported on Form 10-Q.

The following tables summarize the effect of the restatement on each balance sheet line item as of the dates, indicated:

	As Previously Reported	Adjustment	As Restated
Balance sheet at June 30, 2021
Ordinary shares subject to possible redemption	$46,000,000	$460,000	$46,460,000
Retained earnings (accumulated deficit)	$(3,767,198)	$(460,000)	$(4,227,198)
	As Previously Reported	Adjustment	As Restated
Balance sheet at September 30, 2021
Ordinary shares subject to possible redemption	$46,000,000	$920,000	$46,920,000
Retained earnings (accumulated deficit)	$(3,891,810)	$(920,000)	$(4,811,810)
	As Previously Reported	Adjustment	As Restated
Balance sheet at December 31, 2021
Ordinary shares subject to possible redemption	$46,007,687	$1,380,000	$47,387,687
Retained earnings (accumulated deficit)	$(4,332,294)	$(1,380,000)	$(5,712,294)

The restatements above are included in the financial statements herein.